NET INCOME PER SHARE (TABLES)	12 Months Ended
Mar. 31, 2013
Earnings Per Share [Abstract]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]
The following table sets forth the computation of basic and diluted net income per share for years indicated:

	Year ended March 31,
	2011	2012	2013
	$	$	$
Net income attributable to Highway Holdings
Limited's shareholders, basic and diluted	1,650	184	448
Shares:
Weighted average common shares used in
computing basic net income per share	3,765,276	3,777,850	3,778,825

Effect of dilutive securities:
Weighted average shares from assumed exercise
of stock options and issuance of common shares	11,420	10,452	2,482
Weighted average common shares used in
computing diluted net income per share	3,776,696	3,788,302	3,781,307

Net income per share, basic	0.44	0.05	0.12

Net income per share, diluted	0.44	0.05	0.12